Document And Entity Information (USD $)	12 Months Ended
	Sep. 30, 2013	Oct. 31, 2013	Mar. 31, 2013
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Registrant Name	ESCO TECHNOLOGIES INC
Entity Central Index Key	0000866706
Trading Symbol	ESE
Current Fiscal Year End Date	--09-30
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		26,490,339
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 1,058,992,646